Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions		Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balances, beginning of period (in shares) at Mar. 31, 2021			1,025,234,000
Balance, beginning of period at Mar. 31, 2021		$ 4,050.0	$ 2.0	$ 1,214.0	$ 430.0	$ 2,404.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		549.0				549.0
Net change of the effective portion of designated cash flow hedges		0.0
Foreign currency translation adjustments, net of tax		(31.0)			(31.0)
Distribution to majority ordinary shareholder related to Pelion IOT Limited		(1,020.0)				(1,020.0)
Balances, ending of period (in shares) at Mar. 31, 2022			1,025,234,000
Balance, ending of period at Mar. 31, 2022		3,548.0	$ 2.0	1,214.0	399.0	1,933.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		524.0				524.0
Net change of the effective portion of designated cash flow hedges		8.0			8.0
Foreign currency translation adjustments, net of tax		(31.0)			(31.0)
Share-based compensation cost		$ 2.0		2.0
Balances, ending of period (in shares) at Mar. 31, 2023		1,025,234,000	1,025,234,000
Balance, ending of period at Mar. 31, 2023		$ 4,051.0	$ 2.0	1,216.0	376.0	2,457.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		306.0				306.0
Net change of the effective portion of designated cash flow hedges		(8.0)			(8.0)
Foreign currency translation adjustments, net of tax		3.0			3.0
Share-based compensation cost		825.0		825.0
Issuance of vested shares from share-based payment arrangements (in shares)			17,861,916
Tax withholding on vested shares (in shares)			(2,765,419)
Tax withholding on vested shares from share-based payment arrangements		(213.0)		(213.0)
Reclassification of RSU awards previously liability-classified	[1]	343.0		343.0
Distribution to majority ordinary shareholder related to Pelion IOT Limited		$ (12.0)				(12.0)
Balances, ending of period (in shares) at Mar. 31, 2024		1,040,330,497	1,040,330,497
Balance, ending of period at Mar. 31, 2024		$ 5,295.0	$ 2.0	$ 2,171.0	$ 371.0	$ 2,751.0

[1]	Includes $212 million of share-based compensation cost recognized in the fiscal year ended March 31, 2024 for RSU awards previously liability-classified.